33. FINANCIAL RESULTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Results Tables Abstract
Details of financial income and finance costs
Financial result	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Finance cost	(11,647,790)	(9,985,677)	(10,305,449)
Finance income	924,066	570,531	970,651
Expense form inflation adjustment unit	(1,015,159)	(628,448)	(39,279)
Foreign currency translation difference	10,648,800	8,586,953	749,876
Total	(1,090,083)	(1,456,641)	(8,624,201)

Finance cost	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Bank borrowings	(3,405,292)	(4,699,500)	(6,151,132)
Bonds payable and promissory notes	(4,777,079)	(3,808,671)	(3,061,014)
Other finance costs	(3,465,419)	(1,477,506)	(1,093,303)
Total	(11,647,790)	(9,985,677)	(10,305,449)

Finance income	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Investment income	708,919	377,695	186,571
Other finance income	215,147	192,836	784,080
Total	924,066	570,531	970,651

Income (expense) for inflation adjustment units	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Bonds payable and promissory notes	(4,592,126)	(2,105,288)	(2,537,694)
Bank borrowings	(7,669)	(7,187)	(395,225)
Other	3,584,636	1,484,027	2,893,640
Total	(1,015,159)	(628,448)	(39,279)

Exchange difference	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Exchange difference in trade receivables	3,415,782	(2,985,022)	(2,783,564)
Exchange differences in related party balances	9,306,552	3,333,868	(3,243,740)
Exchange difference in advertising contributions	(820,515)	194,235	2,183,765
Exchange difference in derivatives	(661,485)	8,063,800	2,866,010
Exchange difference in bank borrowings	(261,089)	474,125	1,071,611
Other foreign currency translation differences	(330,445)	(494,053)	655,794
Total	10,648,800	8,586,953	749,876